Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 176	$ 397
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	152	134
Capital gain from sale of property and equipment	(10)
Currency fluctuation of loans and lease operating lease liabilities	184	(143)
Severance pay, net	(27)	(16)
Share-based compensation expenses	39	28
Decrease (increase) in trade receivables, net	(321)	1,567
Increase in other accounts receivable and other assets	(792)	(307)
(Increase) decrease in inventories	(962)	489
Increase (decrease) in trade payables	1,421	(1,702)
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	4	(101)
Net cash used in (provided by) operating activities	(136)	346
Cash flows to investing activities:
Purchase of property and equipment	(232)	(464)
Proceeds from sale of property and equipment	10
Acquisition of business	(1,895)
Net cash used in investing activities	(2,117)	(464)
Cash flows from financing activities:
Proceeds from issuance of shares, net	558	384
Proceeds from issuance of shares related to securities purchase agreement, net (see Note 7(4))	945
Proceeds from issuance of shares related to options exercised, net	316
Proceeds from long-term bank loans	708
Repayment of long-term bank loans	(254)	(248)
Net cash provided by financing activities	2,273	136
Increase in cash and cash equivalents, and restricted cash	20	18
Cash, cash equivalents, and restricted cash at the beginning of the year	1,742	1,780
Cash, cash equivalents, and restricted cash at the end of the year	1,762	1,798
(1) Cash paid during the period for:
Interest	43	47
(2) Non-cash activities:
Prepaid expenses related to issuance of Ordinary shares related to SEDA 2017 (See Note 7)	(35)	(28)
Acquisitions of Imdecol:
Fair value of Property and equipment, net and inventory acquired at acquisition date:
Property and equipment, net	91
Inventory	380
Fair value of intangible assets acquired at acquisition date	1,424
Net cash used to pay for the Acquisition of Imdecol	$ 1,895